Employee Benefit Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	6.00%
Matching contributions	$ 12,955	$ 13,026	$ 12,382
Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	6.00%
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Matching contributions	$ 707	$ 739	$ 821